Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2013 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$774,252	$812,171	$723,062	$747,997
Cost of sales	679,151	693,346	645,170	690,761
Gross profit	95,101	118,825	77,892	57,236
Operating income (loss)	25,138	40,576	1,153	(17,022)
Net income (loss)	2,377	31,100	(17,814)	(31,478)

Net income (loss) per common share — basic
Continuing Operations	0.05	0.67	(0.38)	(0.67)
Discontinued Operations	—	—	—	—
	0.05	0.67	(0.38)	(0.67)

Net income (loss) per common share — diluted
Continuing Operations	0.05	0.66	(0.38)	(0.67)
Discontinued Operations	—	—	—	—
	0.05	0.66	(0.38)	(0.67)

Common stock market price:
High	$8.25	$11.05	$13.57	$12.90
Low	6.10	7.05	11.03	9.41

2012 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$793,484	$833,165	$714,167	$737,521
Cost of sales	704,971	727,607	643,578	666,884
Gross profit	88,513	105,558	70,589	70,637
Operating income (loss)	(434)	17,597	(66,104)	(204,893)
Net income (loss)	(11,142)	5,508	(66,754)	(332,629)

Net income (loss) per common share — basic
Continuing Operations	(0.24)	0.12	(1.45)	(7.14)
Discontinued Operations	—	—	—	(0.04)
	(0.24)	0.12	(1.45)	(7.18)

Net income (loss) per common share — diluted
Continuing Operations	(0.24)	0.12	(1.45)	(7.14)
Discontinued Operations	—	—	—	(0.04)
	(0.24)	0.12	(1.45)	(7.18)

Common stock market price:
High	$10.37	$8.96	$7.96	$8.39
Low	8.04	4.66	4.75	6.61